UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – November 30, 2011

Item 1: Reports to Shareholders

Annual Report | November 30, 2011

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

> The municipal bond market slid lower in a tumultuous first quarter of the fiscal year before snapping back vigorously in the ensuing nine months.

> For the year ended November 30, 2011, Vanguard New Jersey Tax-Exempt

Money Market Fund returned 0.06%, as the Federal Reserve extended its near-0% target for the shortest-term interest rates until at least mid-2013.

> Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned

5.54% and Admiral Shares returned 5.62%, lagging the fund’s benchmark index but slightly ahead of the average return of its peers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	11
New Jersey Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	55
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2011
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.03%	0.05%	0.06%	0.00%	0.06%
New Jersey Tax-Exempt Money Market Funds
Average					0.00
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.96%	4.55%	4.24%	1.30%	5.54%
Admiral™ Shares	3.04	4.68	4.32	1.30	5.62
Barclays Capital 10 Year Municipal Bond Index					7.68
New Jersey Municipal Debt Funds Average					5.48

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2010 , Through November 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$11.58	$11.73	$0.471	$0.000
Admiral Shares	11.58	11.73	0.480	0.000

Chairman’s Letter

Dear Shareholder,

Your fund’s fiscal year, which ended November 30, 2011, began inauspiciously. The turbulence in the municipal bond market that characterized the closing months of the 2010 fiscal year spilled over into the first quarter of this reporting period. By spring, however, the market had regained its footing, and it bounced back strongly for the remainder of the year.

For the 12 months, Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned 5.54%; Admiral Shares returned 5.62%. Even in the difficult first quarter, the fund’s income helped cushion the effects of declining bond prices. For the period as a whole, the fund’s income return accounted for around three-quarters of its total return.

As I noted in letter to you six months ago, a confluence of negative events affected the municipal bond market at the start of the year. Especially prominent were concerns that state and local governments’ fiscal straits might lead to large-scale defaults. Thankfully, that hasn’t happened—and in our view isn’t likely to happen—although they may continue to struggle for some time despite cautiously hopeful signs. It’s important to keep in mind that the recoveries of state and local governments typically lag after a recession ends, and this one follows the worst national slump since the Great Depression. One measure of the fiscal challenges faced in New Jersey and elsewhere is the reduced issuance of bonds during the fiscal period as projects are rethought.

In response to the market strains earlier in the year that sent municipal bond prices lower, the fund’s yield rose (because bond prices and yields move in opposite directions). As muni prices rallied, yields reversed course by fiscal year-end, winding up slightly lower than where they started. By November 30, the SEC yield for the

Long-Term Tax-Exempt Fund stood at 2.96% (Investor Shares), compared with

3.22% a year earlier.

In contrast to the bond markets, money market fund yields were stable—or perhaps frozen is a better word. The Tax-Exempt Money Market Fund returned

0.06%, compared with the 0.00% average return of its peers. Money market funds, tax-exempt and taxable alike, continue to be affected by the Federal Reserve’s decision to keep its target for short-term interest rates near zero. In August, the

Fed said it planned to maintain that level until at least mid-2013.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the

Money Market Fund did.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.52%	7.69%	6.14%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	6.53	8.41	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.09	0.12	1.44

Stocks
Russell 1000 Index (Large-caps)	7.38%	15.10%	0.07%
Russell 2000 Index (Small-caps)	2.75	17.56	0.09
Dow Jones U.S. Total Stock Market Index	6.57	15.67	0.36
MSCI All Country World Index ex USA (International)	-5.90	13.19	-2.11

CPI
Consumer Price Index	3.39%	2.12%	2.34%

Despite modest yields, bonds produced strong returns

Both municipal and taxable bonds performed strongly during the fiscal year as stock market volatility helped generate enthusiasm for the relative stability of fixed income securities. Municipal bonds returned 6.53% and the broad taxable investment-grade bond market returned 5.52%, as anxious investors bid up bond prices and drove already low yields lower still. At the start of the year, the yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, stood at 2.80%. At the end, the note yielded just 2.07%. As yields decline, of course, so do the prospective returns available from these interest-bearing investments.

Even as the Fed maintained its near-0% target for the shortest-term interest rates, the central bank instituted a bond-buying policy aimed at reducing long-term yields.

A tumultuous path to unremarkable returns

The broad U.S. stock market produced a single-digit gain for the 12 months ended November 30. International stocks recorded a single-digit loss. On the way to these unremarkable returns, however, global stock markets traversed dramatic highs and lows.

Stock prices surged through the first half of the period as the U.S. economy seemed to be grinding into gear. But investor optimism faded in the second

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.17%	—	0.48%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	1.00

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2011, the funds’ expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and
for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey
Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

half, as Europe’s sovereign-debt crisis took center stage and political gridlock led to high-stakes brinkmanship over a bill to raise the U.S. debt ceiling. The drama prompted Standard & Poor’s to downgrade the U.S. credit rating, a shock that reverberated through global financial markets. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.)

Although U.S. stocks tumbled through the summer, Treasury prices increased as fear of a disorderly European resolution spurred a flight to quality. U.S. stocks rebounded in the period’s final months.

International stock markets traced similar trajectories before finishing the year with a negative return.

After a difficult start, municipal bonds rallied

New Jersey and most other states continued their budget struggles in the aftermath of the Great Recession. Governments throughout the country have been closely reexamining their cost structures, a process aimed at closing immediate budget gaps that may also help address some difficult longer-term issues. On the income side of the equation, states’ tax revenue continued to recover for the seventh straight calendar quarter as of September, but at a more moderate pace, according to a preliminary report from The Nelson A. Rockefeller Institute of Government. New Jersey’s downshift was at a faster pace than the national

Total Returns
Ten Years Ended November 30, 2011
Average
Annual Return
New Jersey Tax-Exempt Money Market Fund	1.50%
New Jersey Tax-Exempt Money Market Funds Average	1.15
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
New Jersey Long-Term Tax-Exempt Fund Investor Shares	4.60%
Barclays Capital 10 Year Municipal Bond Index	5.52
New Jersey Municipal Debt Funds Average	4.06
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

average (a 2.6% year-over-year increase in the third calendar quarter versus the national average of 7.3%).

At the start of the fiscal period, many investors viewed the fiscal challenges of state and local governments with deep pessimism, which contributed to an unusually deep plunge in municipal bond prices. Other factors included a rallying stock market, signs of a strengthening economy, rising interest rates, and the expiration of a popular subsidized taxable municipal bond program. Municipal market gloom persisted until the spring, when a strong rally began that lasted for the remainder of the New Jersey Long-Term Tax-Exempt Fund’s fiscal year.

The market upswing countered the year’s discouraging start. As I mentioned earlier, the fund’s Investor Shares returned a solid 5.54% for the 12 months ended November 30; Admiral Shares returned

5.62%. The fund outpaced the 5.48% average return of competing New Jersey funds, a consequence of its smaller loss in the opening months of the year.

The fund’s advisor, Vanguard Fixed Income Group, invests in higher-quality municipal bonds. This focus is a key reason for the fund’s better relative performance, because investors tend to prefer these kinds of investments in rough times. As the year continued and investors regained their appetite for risk, the higher quality of the fund’s assets compared with those of its peers held back returns somewhat. And as longer-term yields declined, peer funds also got a boost from their typically longer average durations (the longer a fund’s duration, the more sensitive the fund is to interest rate changes). At root were the Federal Reserve’s actions at both ends of the yield spectrum. The Fed’s policy of keeping short-term interest rates low has driven many investors to intermediate-term bonds, thus raising prices and reducing yields, while its new bond-buying policy has pushed longer-term yields lower.

The advisor concentrated where possible on essential-service bonds, which typically generate relatively stable revenue streams from, for example, water, sewer, and electricity-generating facilities. The advisor also invested selectively in sectors such as health care.

The Advisor’s Report that follows this letter provides additional details about the

Fixed Income Group’s management of the funds during the year.

Skillful management helps produce solid returns over the long term

A key measure of a fund’s performance is its experience over the long term. That is why it’s gratifying to review the history of the New Jersey Tax-Exempt Funds.

For the ten years ended November 30, 2011, both funds produced competitive average annual returns that exceeded their respective peer-group average returns; the long-term fund trailed a broad nationwide index that serves as a reasonable if imperfect benchmark for a New Jersey fund.

The funds have benefited from their high-quality orientation and low costs. Especially important has been the skill of the Fixed Income Group—not only the portfolio managers and traders, but also its team of seasoned credit analysts, who provide stringent and objective evaluations of the fiscal strength of bond issuers.

The more markets change, the more they stay the same

Uncertainty—sometimes at elevated levels—is an integral part of the investment landscape. This latest fiscal year serves as a case in point, as concerns about the fiscal health of municipal bond issuers early in the period were overridden by a strong rally in municipal bonds even as the challenges for state and local governments continued unabated.

Whatever the market environment, we believe that an effective long-term investment approach is to select a mix of assets that is balanced between, and diversified among, stocks, bonds, and cash investments. By sticking with such a plan through the markets’ cycles of optimism and fear, you enhance your chances of investment success.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 15, 2011

Advisor’s Report

For the fiscal year ended November 30, 2011, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.06%, as the Federal Reserve maintained—and said it would extend until mid-2013—its policy of keeping short-term interest rates near zero. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 5.54% for Investor Shares and 5.62% for Admiral

Shares, trailing the return of its national benchmark index but ahead of the average return of New Jersey peer-group funds.

The investment environment

The opening months of the funds’ fiscal year coincided with the high point of unease in the municipal bond market. Investor concern had started to rise in October 2010, but the December–January period (your fund’s fiscal year starts on December 1) was characterized by a brief and historically heavy spate of withdrawals from muni funds and a slump in bond prices.

The price decline has been attributed to an almost perfect storm of economic and market factors that we described in detail in our last report to you six months ago. One of these factors was the fear held by some investors of a systemic decline in the creditworthiness of municipal bonds as state and local government tax revenues plunged in the wake of the Great

Recession. After that disruptive start, more “normal” dynamics set in and municipal bonds returned a solid 6.53% for the fiscal year, ahead of the 5.52% return of taxable bonds, as measured by the Barclays Capital Municipal Bond Index and Barclays

Capital U.S. Aggregate Bond Index, respectively.

As we expected, the fear that large numbers of bond issuers would default turned out to be unwarranted. That said, they do face a challenging road ahead. Tax revenues have continued to rise

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2010	2011
2 years	0.60%	0.42%
5 years	1.36	1.12
10 years	2.79	2.22
30 years	4.28	3.84
Source: Vanguard.

for almost two years, but not enough to make budget-balancing easy. The effect of a national recession on these revenues lingers well after its official trough; the deeper the slump, the longer the recovery—and, as you know, the most recent downturn was the deepest in decades.

State and local governments continued to react to the forced austerity programs that the Great Recession precipitated, issuing fewer bonds than investors had expected earlier in the year and being more selective in the process. Overall municipal bond issuance during fiscal 2011 was about 7% lower than a year earlier, although it began to pick up later in the year. The volume figures exclude the effect of subsidized bonds issued under the Build America Bonds (BABs) program, part of the federal government’s economic-crisis stimulus package. These taxable bonds diverted some potential volume from the market for tax-exempt bonds before the program’s expiration at year-end 2010.

Reflecting the fiscal restraint being exercised by New Jersey state and local governments, the volume of new New Jersey municipal bonds issued during the funds’ fiscal year (excluding BABs) decreased by 11% from the previous year, to almost $9 billion. The figure smooths over unusually low issuance in the funds’ second and third quarters (a drop of 34% and 29%, respectively, year-over-year) as well as higher issuance in the other quarters. With BABs included, however, the total amount of issuance during the funds’ fiscal year was down even more, by almost 17%.

At the same time, tax-exempt munis offered attractive yields compared with those of Treasury bonds. Muni bonds’ yields historically have been lower, a relationship that takes into account the federal tax-free nature of their income. During the latter part of the fiscal year, muni yields approached and then surpassed Treasury yields as investors sought “safe” assets in reaction to concerns about, among other things, Europe’s sovereign-debt problems. The flight to safety also fueled demand for higher-quality munis, even as state and local governments continued to struggle with their finances.

Given the unusual steepness of the yield curve during the year—that is, the difference in yields between the shortest-and longest-maturity bonds, as shown in the table on page 8—issuers sought to lower borrowing costs by favoring shorter maturities. They found a match with individual investors who were fleeing from the almost nonexistent yields offered by money market mutual funds to short-and medium-term bonds, a dynamic that pushed intermediate-term yields lower as demand and prices rose (bond prices and yields move inversely to each other). In choosing our investments during the year, we took advantage of the steepness in the yield curve to boost returns.

The low money market fund yields, of course, were a consequence of the

Federal Reserve’s policy, in place since December 2008, of keeping the shortest-term interest rates near zero. In August, the Fed said it would continue to do so until at least mid-2013, and one month later it said it would also strive to lower longer-term interest rates. Under this new policy, informally known as Operation Twist, the Fed has begun purchasing Treasury bonds with remaining maturities of 6 to 30 years. The purchases have had the effect of lowering yields and raising prices of longer-term bonds.

Management of the funds

Bond fund returns during the fiscal year were helped substantially by our decision to redeploy certain assets from the shorter- to the longer-maturity regions of the yield curve.

We also sought to add value through careful, and diversified, selection of revenue-based bonds rather than focusing on state and local general obligation bonds. Some of the spreads between these bonds were among the highest we have seen. Among the sectors in which we benefited were essential services and A-rated hospital bonds.

We have been cautious in setting the

New Jersey bond fund’s duration, given the uncertainties hovering over both the U.S. and European economies as well as future U.S. tax policy. We have set the fund’s average weighted duration, which is a gauge of the sensitivity of its portfolio to changes in interest rates, at a neutral level compared with its benchmark index.

In managing the money market fund, we haven’t changed our strategy, even though we continue to operate in an investment environment shaped by the Federal Reserve’s anchoring of its target interest rate in the neighborhood of zero.

We remain focused on maintaining a diversified portfolio of high-quality short-term debt.

Going forward, credit concerns will continue to weigh on the municipal market—understandably, given the financial stresses that state and local governments will face for some time. Even so, our approach to muni bond investing hasn’t changed: As always, our dedicated and seasoned credit analysts, working together with traders and portfolio managers, will closely review the fiscal health of our borrowers as we choose issues to add to our portfolios and monitor those we have already purchased.

John M. Carbone, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Vanguard Fixed Income Group

December 20, 2011

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2011

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.03%
Average Weighted
Maturity	41 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2011, the expense ratio was 0.17%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2001, Through November 30, 2011

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Tax-Exempt Money
Market Fund	0.06%	1.29%	1.50%	$11,610

– – – – New Jersey Tax-Exempt Money
Market Funds Average	0.00	1.05	1.15	11,213
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2001, Through November 30, 2011

		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2002	1.29%	0.88%
2003	0.87	0.48
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
7-day SEC yield (11/30/2011): 0.03%
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.08%	1.40%	1.54%

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (92.8%)
New Jersey (83.7%)
Bergen County NJ BAN	1.000%	12/20/11	29,300	29,312
1 BlackRock MuniHoldings New Jersey
Quality Fund, Inc. VRDP VRDO	0.320%	12/7/11 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey
Quality Fund, Inc. VRDP VRDO	0.280%	12/7/11 LOC	20,000	20,000
1 BlackRock MuniYield New Jersey
Quality Fund, Inc. VRDP VRDO	0.320%	12/7/11 LOC	15,000	15,000
Bridgewater Township NJ BAN	1.500%	4/19/12	9,675	9,711
Burlington County NJ BAN	1.500%	9/7/12	26,088	26,332
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.090%	12/7/11 LOC	11,755	11,755
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.100%	12/7/11 LOC	49,500	49,500
Cape May County NJ BAN	2.000%	8/31/12	4,000	4,048
Cape May County NJ Municipal Utilities
Authority Revenue	5.750%	1/1/12	2,000	2,009
Delaware River & Bay Authority
New Jersey Revenue VRDO	0.070%	12/7/11 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	12/7/11 LOC	35,895	35,895
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	12/7/11 LOC	35,975	35,975
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	12/7/11 LOC	15,500	15,500
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.120%	12/7/11 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.100%	12/7/11 LOC	11,540	11,540
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.070%	12/7/11 LOC	5,500	5,500

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation) TOB VRDO	0.140%	12/7/11	4,185	4,185
1 Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation) TOB VRDO	0.200%	12/7/11 (4)	6,105	6,105
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.020%	12/1/11	37,585	37,585
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	13,000	13,088
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	6,086	6,127
Lawrence Township NJ BAN	2.000%	7/27/12	5,315	5,368
1 Madison Borough NJ Board of Education
GO TOB VRDO	0.130%	12/7/11 LOC	11,655	11,655
Mahwah Township NJ BAN	2.000%	8/10/12	5,475	5,538
Mahwah Township NJ BAN	1.500%	10/12/12	6,800	6,874
Mercer County NJ BAN	1.500%	2/13/12	37,290	37,365
Morris County NJ Improvement Authority BAN	1.500%	8/29/12	4,000	4,036
New Jersey Building Authority Revenue	5.250%	12/15/12 (Prere.)	1,000	1,052
New Jersey Economic Development Authority
Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.250%	12/7/11 LOC	8,000	8,000
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.100%	12/7/11 LOC	1,150	1,150
New Jersey Economic Development Authority
Natural Gas Facilities Revenue
(New Jersey Natural Gas) VRDO	0.170%	12/7/11 LOC	8,500	8,500
New Jersey Economic Development Authority
Natural Gas Facilities Revenue
(Nui Corp.) VRDO	0.120%	12/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
NaturalGas Facilities Revenue
(Pivotal Utility Holdings Inc. Project) VRDO	0.120%	12/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.080%	12/7/11 LOC	20,180	20,180
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.100%	12/1/11 LOC	7,800	7,800
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.100%	12/1/11 LOC	3,200	3,200
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.100%	12/1/11 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.090%	12/7/11 LOC	23,800	23,800
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.180%	12/7/11	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.090%	12/1/11 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.100%	12/1/11 LOC	6,000	6,000
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project) VRDO	0.150%	12/7/11 LOC	5,260	5,260

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.100%	12/7/11 LOC	13,525	13,525
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/12 (ETM)	2,000	2,024
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (Prere.)	2,300	2,358
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (Prere.)	1,900	1,949
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (ETM)	2,380	2,440
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.140%	12/7/11	10,995	10,995
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.030%	12/1/11	5,140	5,140
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.100%	12/7/11 LOC	13,640	13,640
New Jersey Economic Development Authority
Special Facility Revenue
(Port Newark Container) VRDO	0.120%	12/7/11 LOC	13,700	13,700
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.100%	12/7/11 LOC	17,680	17,680
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,535	3,667
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,560	3,694
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.100%	12/7/11	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.100%	12/7/11	13,325	13,325
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.140%	12/7/11 LOC	8,885	8,885
New Jersey Educational Facilities Authority
Revenue (Princeton Theological Seminary)	3.000%	7/1/12	1,000	1,016
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.140%	12/7/11	10,900	10,900
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.140%	12/7/11	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.080%	12/7/11 LOC	14,930	14,930
New Jersey Environmental Infrastructure
Trust Revenue	3.400%	9/1/12	4,000	4,095
New Jersey GO	5.250%	7/1/12	5,000	5,146
New Jersey GO	5.250%	7/1/12	2,000	2,058
New Jersey GO	5.000%	8/1/12 (Prere.)	2,000	2,063
1 New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.) TOB VRDO	0.160%	12/7/11 LOC	6,225	6,225
New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.) VRDO	0.130%	12/7/11 LOC	17,000	17,000
New Jersey Health Care Facilities
Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.120%	12/7/11 LOC	19,700	19,700

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities
Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.120%	12/7/11 LOC	18,900	18,900
New Jersey Health Care Facilities
Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.120%	12/7/11 LOC	12,700	12,700
New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian III) VRDO	0.170%	12/7/11 (12)	15,300	15,300
New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian IV) VRDO	0.070%	12/7/11 (12)	9,500	9,500
New Jersey Health Care Facilities
Financing Authority Revenue
(MHAC I LLC) VRDO	0.100%	12/7/11 LOC	1,420	1,420
New Jersey Health Care Facilities
Financing Authority Revenue
(Princeton Healthcare) VRDO	0.090%	12/7/11 LOC	8,500	8,500
New Jersey Health Care Facilities
Financing Authority Revenue
(Robert Wood Johnson University) VRDO	0.100%	12/7/11 LOC	2,300	2,300
New Jersey Health Care Facilities
Financing Authority Revenue
(South Jersey Hospital)	5.875%	7/1/12 (Prere.)	9,860	10,187
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health) VRDO	0.050%	12/7/11 LOC	14,000	14,000
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health) VRDO	0.090%	12/7/11 LOC	12,650	12,650
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.140%	12/7/11	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.130%	12/7/11 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.170%	12/7/11 (4)	11,560	11,560
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.200%	12/7/11 (4)	20,135	20,135
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.200%	12/7/11 (4)	13,570	13,570
1 New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue TOB VRDO	0.200%	12/7/11	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
TOB VRDO	0.230%	12/7/11	6,110	6,110
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.100%	12/7/11	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.110%	12/7/11	33,600	33,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/11 (Prere.)	10,000	10,018
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/11 (4)	20,000	20,040
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	9,330	9,350

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	21,440	21,487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	2,185	2,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	3,000	3,006
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	13,035	13,064
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	13,000	13,029
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,000	1,027
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,425	1,463
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	12/7/11 (4)	15,910	15,910
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.160%	12/7/11 LOC	1,200	1,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.090%	12/7/11 LOC	3,400	3,400
New Jersey Turnpike Authority Revenue VRDO	0.080%	12/7/11 LOC	15,900	15,900
New Jersey Turnpike Authority Revenue VRDO	0.090%	12/7/11 LOC	20,500	20,500
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.280%	12/7/11 LOC	30,000	30,000
Passaic County NJ BAN	1.500%	4/11/12	23,156	23,236
Port Authority of New York &
New Jersey Revenue CP	0.180%	2/1/12	5,845	5,845
Port Authority of New York &
New Jersey Revenue CP	0.160%	3/8/12	9,710	9,710
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.140%	12/7/11	1,200	1,200
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.150%	12/7/11	7,000	7,000
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.150%	12/7/11	6,200	6,200
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.150%	12/7/11	5,000	5,000
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.150%	12/7/11	7,770	7,770
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.180%	12/7/11	3,500	3,500
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.190%	12/7/11	23,210	23,210
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.190%	12/7/11	5,600	5,600
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.200%	12/7/11	5,555	5,555
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.200%	12/7/11	3,335	3,335
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.220%	12/7/11	7,320	7,320
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.220%	12/7/11	4,050	4,050

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Port Authority of New York &
	New Jersey Revenue TOB VRDO	0.270%	12/7/11 (4)	3,580	3,580
	Princeton NJ Regional School District GO	3.000%	2/1/12	2,500	2,511
	Princeton University New Jersey CP	0.100%	12/15/11	2,800	2,800
	Princeton University New Jersey CP	0.110%	2/8/12	12,530	12,530
	Rockaway Township NJ BAN	2.000%	9/28/12	11,526	11,683
	Rutgers State University New Jersey Revenue
	VRDO	0.090%	12/1/11	65,010	65,010
	Rutgers State University New Jersey Revenue
	VRDO	0.090%	12/1/11	31,070	31,070
	Scotch Plains Township NJ BAN	1.500%	1/20/12	9,150	9,163
	South Jersey Transportation Authority
	New Jersey Transportation System Revenue
	VRDO	0.100%	12/7/11 LOC	15,725	15,725
	South Jersey Transportation Authority
	New Jersey Transportation System Revenue
	VRDO	0.110%	12/7/11 LOC	16,000	16,000
	Sparta Township NJ BAN	2.000%	5/25/12	6,270	6,313
	Summit NJ School District GO	2.000%	1/1/12	1,085	1,087
	Tobacco Settlement Financing Corp.
	New Jersey Revenue	5.750%	6/1/12 (Prere.)	26,900	27,639
	Tobacco Settlement Financing Corp.
	New Jersey Revenue	6.000%	6/1/12 (Prere.)	7,890	8,116
	Tobacco Settlement Financing Corp.
	New Jersey Revenue	6.125%	6/1/12 (Prere.)	20,385	20,986
	Union County NJ BAN	1.500%	6/29/12	15,000	15,110
	Union County NJ Pollution Control Financing
	Authority Revenue (Exxon Project) VRDO	0.020%	12/1/11	27,625	27,625
	Union County NJ Pollution Control Financing
	Authority Revenue (Exxon Project) VRDO	0.030%	12/1/11	12,700	12,700
	VinelandNJ (Electric Utility) GO VRDO	0.150%	12/7/11 LOC	8,400	8,400
					1,631,505
Puerto Rico (9.1%)
1	Puerto Rico Aqueduct & Sewer Authority
	Revenue TOB VRDO	0.340%	12/7/11 (12)	5,450	5,450
	Puerto Rico Electric Power Authority Revenue	5.125%	7/1/12 (Prere.)	1,000	1,038
	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	11,050	11,482
	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	2,000	2,079
1	Puerto Rico GO TOB VRDO	0.110%	12/1/11 LOC	39,900	39,900
	Puerto Rico Highway & Transportation
	Authority Revenue	5.000%	7/1/12 (Prere.)	2,845	2,924
1	Puerto Rico Highway & Transportation
	Authority Revenue TOB VRDO	0.160%	12/7/11 (4)	10,565	10,565
[1,2]	Puerto Rico Industrial Medical & Environmental
	Pollution Control Facilities Financing Authority
	Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	12,575	12,575
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	37,435	37,752
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	8,160	8,230
	Puerto Rico Public Finance Corp. Revenue	4.950%	8/1/12 (ETM)	2,000	2,062
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.140%	12/7/11	7,325	7,325
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.140%	12/7/11	4,875	4,875

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.190%	12/7/11	30,156	30,156
				176,413
Total Tax-Exempt Municipal Bonds (Cost $1,807,918)				1,807,918
Other Assets and Liabilities (7.2%)
Other Assets				156,199
Liabilities				(15,541)
				140,658
Net Assets (100%)
Applicable to 1,948,294,013 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,948,576
Net Asset Value Per Share				$1.00

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				1,807,918
Receivables for Investment Securities Sold				141,520
Other Assets				14,679
Total Assets				1,964,117
Liabilities
Payables for Investment Securities Purchased				8,395
Other Liabilities				7,146
Total Liabilities				15,541
Net Assets				1,948,576

At November 30, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,948,575
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				1
Net Assets				1,948,576

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $433,376,000, representing 22.2% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2011
($000)
Investment Income
Income
Interest	4,800
Total Income	4,800
Expenses
The Vanguard Group—Note B
Investment Advisory Services	615
Management and Administrative	2,146
Marketing and Distribution	635
Custodian Fees	30
Auditing Fees	23
Shareholders’ Reports	10
Trustees’ Fees and Expenses	2
Total Expenses	3,461
Net Investment Income	1,339
Realized Net Gain (Loss) on Investment Securities Sold	8
Net Increase (Decrease) in Net Assets Resulting from Operations	1,347

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,339	2,567
Realized Net Gain (Loss)	8	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,347	2,564
Distributions
Net Investment Income	(1,339)	(2,567)
Realized Capital Gain	—	—
Total Distributions	(1,339)	(2,567)
Capital Share Transactions (at $1.00)
Issued	1,195,167	1,251,685
Issued in Lieu of Cash Distributions	1,288	2,473
Redeemed	(1,453,849)	(1,594,393)
Net Increase (Decrease) from Capital Share Transactions	(257,394)	(340,235)
Total Increase (Decrease)	(257,386)	(340,238)
Net Assets
Beginning of Period	2,205,962	2,546,200
End of Period	1,948,576	2,205,962

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.005	.022	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.005	.022	.035
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.005)	(.022)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.005)	(.022)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.11%	0.45%	2.27%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,949	$2,206	$2,546	$3,126	$3,448
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.07%	0.11%	0.46%	2.24%	3.53%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2011, the fund had contributed capital of $319,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Tax-Exempt Money Market Fund

At November 30, 2011, 100% of the market value of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2011

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.96%	3.04%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	381	8,836	45,906
Yield to Maturity
(before expenses)	3.0%	2.8%	3.1%
Average Coupon	4.3%	4.8%	4.9%
Average Duration	6.3 years	6.6 years	8.2 years
Average Effective
Maturity	6.9 years	10.0 years	13.5 years
Short-Term
Reserves	5.8%	—	—

Volatility Measures
	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.88	0.98
Beta	0.81	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	13.3%
1 - 3 Years	14.0
3 - 5 Years	13.6
5 - 10 Years	41.9
10 - 20 Years	12.8
20 - 30 Years	4.0
Over 30 Years	0.4

Distribution by Credit Quality (% of portfolio)
AAA	12.6%
AA	27.6
A	48.5
BBB	8.8
BB	0.7
B	0.3
Not Rated	1.5
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2011, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2001, Through November 30, 2011
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2011
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	New Jersey Long-Term Tax-Exempt
	Fund Investor Shares	5.54%	3.85%	4.60%	$15,682
••••••••	Barclays Capital Municipal Bond Index	6.53	4.75	5.08	16,411

– – – –	Barclays Capital 10 Year Municipal
	Bond Index	7.68	5.70	5.52	17,113
	New Jersey Municipal Debt Funds
	Average	5.48	3.42	4.06	14,891
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	5.62%	3.93%	4.67%	$78,954
Barclays Capital Municipal Bond Index	6.53	4.75	5.08	82,057
Barclays Capital 10 Year Municipal Bond
Index	7.68	5.70	5.52	85,567

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2001, Through November 30, 2011

				Barclays
				10 Year
				Municipal
	Investor Shares			Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.95%	1.47%	6.42%	6.67%
2003	4.68	2.13	6.81	6.88
2004	4.56	-1.23	3.33	4.03
2005	4.42	-1.13	3.29	3.01
2006	4.61	2.40	7.01	6.17
2007	4.34	-2.30	2.04	3.51
2008	4.11	-7.60	-3.49	-0.42
2009	4.61	7.58	12.19	12.67
2010	4.11	-0.52	3.59	5.51
2011	4.24	1.30	5.54	7.68

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	2.63%	4.16%	4.47%	0.11%	4.58%
Admiral Shares	5/14/2001	2.71	4.24	4.54	0.11	4.65

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
New Jersey (97.5%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,071
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,688
Atlantic County NJ Utility Authority Sewer
Revenue	6.875%	1/1/12 (ETM)	370	372
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,102
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,568
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township
Library Project)	5.500%	5/1/12 (Prere.)	1,140	1,165
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township
Library Project)	5.500%	5/1/12 (Prere.)	1,025	1,048
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township
Library Project)	5.500%	5/1/12 (Prere.)	1,265	1,293
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township
Library Project)	5.500%	5/1/12 (Prere.)	1,335	1,365
Cape May County NJ Industrial Pollution
Control Financing Authority Revenue
(Atlantic City Electric Co. Project)	6.800%	3/1/21 (14)	15,400	19,498
Cape May County NJ Municipal Utilities
Authority Revenue	5.250%	1/1/12 (Prere.)	2,165	2,174
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,503
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,000	4,137
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,029
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	7,500	8,876
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/20 (2)	2,510	2,956
Evesham NJ Utility Authority Revenue	5.000%	7/1/16 (2)	3,435	3,518
Evesham NJ Utility Authority Revenue	5.000%	7/1/18 (2)	1,605	1,643

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	0.000%	11/1/21 (4)	9,825	6,843
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,415
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	0.000%	11/1/22 (4)	31,190	20,468
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	5.750%	11/1/28 (4)	7,780	9,627
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,074
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	929
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,235
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,074
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	2,250	2,533
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,360
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,137
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (14)	9,590	10,270
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,202
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,387
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	6,885	7,018
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	7,676	7,825
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	1,325	1,362
MiddlesexCounty NJ COP	5.500%	8/1/15 (14)	1,195	1,200
MiddlesexCounty NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/22 (14)	1,825	1,858
MiddlesexCounty NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/23 (14)	1,925	1,955
MiddlesexCounty NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/15	365	215
MiddlesexCounty NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/20	500	293
MiddlesexCounty NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/32	5,100	2,985
MiddlesexCounty NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.125%	1/1/37	3,500	2,048
MiddlesexCounty NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,721

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MiddlesexCounty NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,737
MiddlesexCounty NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,579
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,155
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,554
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,115	2,178
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,225	2,291
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,628
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,439
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,096
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University
Easton Avenue Project)	5.000%	7/1/18	1,880	2,227
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,088
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,495
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,761
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,078
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.100%	12/1/11 LOC	1,800	1,800
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	19,500	19,414
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service
System Project)	0.000%	1/1/12 (2)	2,500	2,492
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service
System Project)	0.000%	1/1/13 (2)	3,000	2,869
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,664
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	15,357
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,752
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,312
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,353
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,026

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	8,147
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,294
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	8,003
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	10,959
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,463
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,636
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	11,756
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,292
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,753
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/18	2,650	2,858
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,864
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,529
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	5,742
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,488
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,406
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,831
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,390	2,726
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	2,750	3,191
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,926
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	880	969
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	3,921
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	414
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	3,741

33

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,780
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	1,902
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	10,068
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,256
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,348
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,985
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,433
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	9,858
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,038
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,240
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	3,480	3,605
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,395
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,915
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	1,871
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,238
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	11,741
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	8,635	8,838
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,605
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,707
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	5,000	5,536
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	26,625	29,477
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,467
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,250
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,805
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.080%	12/1/11	17,050	17,050
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,285

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,151
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	2,953
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,446
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,959
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,414
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/21 (14)	1,550	1,815
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,803
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	969
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,397
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,245
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,854
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,306
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,800
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	2,983
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,675
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,358
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,195
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,379
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,153
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,995
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,041
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,299
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,801
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/29	2,535	2,896
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,636

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,218
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	10,219
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,213
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,131
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,307
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,550	1,593
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,747
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,038
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	8,839
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	3,004
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,316
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,146
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,450
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,461
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/28	4,410	4,922
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,273
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,367
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,285
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	9,867
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	10,582
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,604
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,110
New Jersey GO	5.000%	8/1/16	5,190	6,032
New Jersey GO	5.000%	8/1/17	9,035	10,663
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,833
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,224
New Jersey GO	5.000%	8/15/19	5,140	6,168
New Jersey GO	5.000%	6/1/20	915	1,095
New Jersey GO	5.000%	6/1/21	6,835	8,100
New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,727
New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,264
New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,446

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,572
New Jersey Health Care Facilities
Financing Authority Revenue
(AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,637
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,811
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,280
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,291
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,808
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,815
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,780	2,845
New Jersey Health Care Facilities
Financing Authority Revenue
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	10,038
New Jersey Health Care Facilities
Financing Authority Revenue
(Capital Health Systems Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,533
New Jersey Health Care Facilities
Financing Authority Revenue
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	3,009
New Jersey Health Care Facilities
Financing Authority Revenue
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	6,534
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17	1,250	1,352
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	2,000	2,156
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	3,000	3,233
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.125%	1/1/21	15,000	15,945
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	3,500	3,685
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/28	3,500	3,462

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/34	2,000	1,938
New Jersey Health Care Facilities
Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/13	3,785	4,050
New Jersey Health Care Facilities
Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	10,000	10,926
New Jersey Health Care Facilities
Financing Authority Revenue
(Hospital Asset Transformation Program)	5.750%	10/1/31	1,500	1,599
New Jersey Health Care Facilities
Financing Authority Revenue
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,221
New Jersey Health Care Facilities
Financing Authority Revenue
(Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,378
New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,255	7,280
New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	8,355	8,359
New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian Health Systems)	5.000%	7/1/38 (12)	4,380	4,421
New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian IV) VRDO	0.070%	12/7/11 (12)	1,600	1,600
1 New Jersey Health Care Facilities
Financing Authority Revenue
(Meridian V) TOB VRDO	0.290%	12/7/11 (12)	5,390	5,390
New Jersey Health Care Facilities
Financing Authority Revenue
(Robert Wood Johnson University)	5.000%	7/1/31	5,000	5,127
New Jersey Health Care Facilities
Financing Authority Revenue
(Robert Wood Johnson University) VRDO	0.100%	12/7/11 LOC	6,500	6,500
New Jersey Health Care Facilities
Financing Authority Revenue
(RWJ Health Care Corp.) VRDO	0.090%	12/7/11 LOC	5,700	5,700
New Jersey Health Care Facilities
Financing Authority Revenue
(South Jersey Hospital)	5.000%	7/1/36	10,000	9,874
New Jersey Health Care Facilities
Financing Authority Revenue
(South Jersey Hospital)	5.000%	7/1/46	7,505	7,334
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.250%	7/1/13 (14)	2,695	2,701
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/16	1,500	1,580

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.250%	7/1/16 (14)	2,340	2,344
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	0.000%	7/1/21 (ETM)	1,260	980
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/24	2,000	1,992
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/29	1,000	966
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.625%	7/1/32	2,000	2,009
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care System)	5.625%	7/1/37	2,500	2,481
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health)	6.000%	7/1/29 (12)	1,000	1,037
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health)	5.750%	7/1/33	3,000	3,168
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health)	5.500%	7/1/38 (12)	3,000	3,126
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health) VRDO	0.090%	12/1/11 LOC	12,880	12,880
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health) VRDO	0.100%	12/1/11 LOC	11,235	11,235
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtua Health) VRDO	0.090%	12/7/11 LOC	6,000	6,000
New Jersey Health Care Facilities
Financing Authority Revenue
(Virtual Health) VRDO	0.100%	12/7/11 LOC	15,000	15,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,342
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,553
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,548
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	6,280	6,446
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	3,000	2,979
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	6,000	6,048
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,299
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,908

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	2,570	2,784
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	605	631
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	530	552
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	304
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	467
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,915
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,426
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,275
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	20,768
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,756
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,818
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,777
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,834
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,325
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	3,977
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,857
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,098
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,293
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,179
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	10,161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,112
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	2,909
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,332
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,865
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,078
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,873
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,526
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,845

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,780
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	8,000	9,438
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,896
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	10,484
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	6,828
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	8,900	4,930
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	9,580	10,755
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	5,539
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,770
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,326
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	3,833
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	10,800	5,175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	5,183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,356
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	3,415
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	18,000	6,942
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,360	9,072
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	1,825	1,949
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	3,311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,728
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	18,500	5,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	2,842
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	1,824
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	20,679
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	796

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	2,654
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,038
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,571
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,395
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	2,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	240
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	2,893
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,342
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,246
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,719
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	2,742
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	764
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	10,753
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.200%	12/7/11 LOC	6,690	6,690
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.090%	12/7/11 LOC	1,700	1,700
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	817
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	242
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	13,335
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,900
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,102
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	22,095	24,415
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,727
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,644
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,699
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,609
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	16,639
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,672
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	11,398
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	22,309
1 New Jersey Turnpike Authority Revenue
TOB VRDO	0.150%	12/7/11 LOC	1,825	1,825
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,093
Ocean County NJ Utility Authority
Wastewater Revenue	5.250%	1/1/17	2,665	2,675
Ocean County NJ Utility Authority
Wastewater Revenue	5.250%	1/1/18	2,220	2,228

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ocean County NJ Utility Authority
Wastewater Revenue	6.600%	1/1/18 (ETM)	2,220	2,620
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,968
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,698
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,101
Port Authority of New York &
New Jersey Revenue	5.375%	3/1/28	1,280	1,492
Port Authority of New York &
New Jersey Revenue	4.500%	7/15/28	4,000	4,189
Port Authority of New York &
New Jersey Revenue	5.000%	3/1/29	4,500	4,842
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	5,140	5,579
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	3,395	3,671
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	3,500	3,758
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/32	6,625	7,078
Port Authority of New York &
New Jersey Revenue	4.750%	11/15/32	4,000	4,149
Port Authority of New York &
New Jersey Revenue	4.750%	7/15/33	8,000	8,271
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/33	1,250	1,331
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	6,941
Port Authority of New York &
New Jersey Revenue	5.000%	9/15/36	3,400	3,600
Port Authority of New York &
New Jersey Revenue	5.000%	5/1/39	6,600	6,938
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	12,000	12,697
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/39	4,000	4,215
Port Authority of New York &
New Jersey Revenue	4.250%	7/15/40	2,250	2,129
Port Authority of New York &
New Jersey Revenue	5.000%	1/15/41	8,065	8,543
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,068
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/36	3,000	3,130
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	5,000	5,225
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,219
Rutgers State University New Jersey Revenue
VRDO	0.090%	12/1/11	3,000	3,000
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,027

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,509
South Jersey Transportation Authority
New Jersey Transportation System Revenue
VRDO	0.100%	12/7/11 LOC	7,300	7,300
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/13	1,225	1,278
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	12,665	11,445
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.625%	6/1/26	10,235	8,211
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/29	9,765	7,446
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.750%	6/1/12 (Prere.)	29,390	30,201
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.750%	6/1/34	8,500	5,804
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	17,130
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	11,455	7,920
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	21,962
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/18 (14)	1,975	2,085
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/20 (14)	2,185	2,281
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/22 (14)	2,420	2,503
University of Medicine & Dentistry
New Jersey Revenue	6.500%	12/1/12 (ETM)	905	932
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/15 (2)	2,325	2,390
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/16 (2)	1,110	1,139
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/19 (2)	2,000	2,039
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/20 (2)	3,675	3,739
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/21 (2)	2,000	2,033
				1,894,270
Puerto Rico (1.6%)
Puerto Rico GO	5.500%	7/1/18	5,540	6,094
1 Puerto Rico GO TOB VRDO	0.110%	12/1/11 LOC	8,700	8,700
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,500	3,924
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	4,125	4,625
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	1,640
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	959
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,250	3,279
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,135	1,145
				30,366

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virgin Islands (0.2%)
VirginIslands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,553
VirginIslands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,524
				5,077
Total Tax-Exempt Municipal Bonds (Cost $1,853,209)				1,929,713
Other Assets and Liabilities (0.7%)
Other Assets				35,810
Liabilities				(22,542)
				13,268
Net Assets (100%)				1,942,981

At November 30, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,903,300
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(36,823)
Unrealized Appreciation (Depreciation)				76,504
Net Assets				1,942,981

Investor Shares—Net Assets
Applicable to 25,108,590 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				294,439
Net Asset Value Per Share—Investor Shares				$11.73

Admiral Shares—Net Assets
Applicable to 140,581,385 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,648,542
Net Asset Value Per Share—Admiral Shares				$11.73

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $22,605,000, representing 1.2% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2011
($000)
Investment Income
Income
Interest	81,766
Total Income	81,766
Expenses
The Vanguard Group—Note B
Investment Advisory Services	215
Management and Administrative—Investor Shares	429
Management and Administrative—Admiral Shares	1,352
Marketing and Distribution—Investor Shares	99
Marketing and Distribution—Admiral Shares	332
Custodian Fees	30
Auditing Fees	29
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	2
Total Expenses	2,511
Net Investment Income	79,255
Realized Net Gain (Loss)
Investment Securities Sold	(1,784)
Futures Contracts	(3,288)
Realized Net Gain (Loss)	(5,072)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	23,797
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	23,802
Net Increase (Decrease) in Net Assets Resulting from Operations	97,985

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,255	86,567
Realized Net Gain (Loss)	(5,072)	3,890
Change in Unrealized Appreciation (Depreciation)	23,802	(14,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,985	75,737
Distributions
Net Investment Income
Investor Shares	(12,167)	(19,150)
Admiral Shares	(67,088)	(67,417)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(79,255)	(86,567)
Capital Share Transactions
Investor Shares	(68,745)	(111,846)
Admiral Shares	(85,781)	168,493
Net Increase (Decrease) from Capital Share Transactions	(154,526)	56,647
Total Increase (Decrease)	(135,796)	45,817
Net Assets
Beginning of Period	2,078,777	2,032,960
End of Period	1,942,981	2,078,777

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.58	$11.64	$10.82	$11.71	$12.03
Investment Operations
Net Investment Income	.471	.476	.477	.494	.511
Net Realized and Unrealized Gain (Loss)
on Investments	.150	(.060)	.820	(.890)	(.276)
Total from Investment Operations	.621	.416	1.297	(.396)	.235
Distributions
Dividends from Net Investment Income	(.471)	(.476)	(.477)	(.494)	(.511)
Distributions from Realized Capital Gains	—	—	—	—	(.044)
Total Distributions	(.471)	(.476)	(.477)	(.494)	(.555)
Net Asset Value, End of Period	$11.73	$11.58	$11.64	$10.82	$11.71

Total Return[1]	5.54%	3.59%	12.19%	-3.49%	2.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$294	$361	$473	$410	$426
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.11%	4.06%	4.22%	4.32%	4.35%
Portfolio Turnover Rate	12%	17%	22%	37%	14%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.58	$11.64	$10.82	$11.71	$12.03
Investment Operations
Net Investment Income	.480	.485	.487	.502	.519
Net Realized and Unrealized Gain (Loss)
on Investments	.150	(.060)	.820	(.890)	(.276)
Total from Investment Operations	.630	.425	1.307	(.388)	.243
Distributions
Dividends from Net Investment Income	(.480)	(.485)	(.487)	(.502)	(.519)
Distributions from Realized Capital Gains	—	—	—	—	(.044)
Total Distributions	(.480)	(.485)	(.487)	(.502)	(.563)
Net Asset Value, End of Period	$11.73	$11.58	$11.64	$10.82	$11.71

Total Return	5.62%	3.68%	12.28%	-3.42%	2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,649	$1,718	$1,560	$1,375	$1,402
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.19%	4.14%	4.30%	4.39%	4.42%
Portfolio Turnover Rate	12%	17%	22%	37%	14%

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and accountsize criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at November 30, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2011, the fund had contributed capital of $312,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund’s investments were valued based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $34,021,000 to offset future net capital gains of $18,584,000 through November 30, 2016, $10,333,000 through November 30, 2017, and $5,104,000 through November 30, 2019.

The fund had realized losses totaling $2,801,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2011, the cost of investment securities for tax purposes was $1,856,011,000. Net unrealized appreciation of investment securities for tax purposes was $73,702,000, consisting of unrealized gains of $82,263,000 on securities that had risen in value since their purchase and $8,561,000 in unrealized losses on securities that had fallen in value since their purchase.

New Jersey Long-Term Tax-Exempt Fund

E. During the year ended November 30, 2011, the fund purchased $220,692,000 of investment securities and sold $409,719,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended November 30
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	59,686	5,215	111,899	9,534
Issued in Lieu of Cash Distributions	9,880	863	15,576	1,326
Redeemed	(138,311)	(12,138)	(239,321)	(20,352)
Net Increase (Decrease)—Investor Shares	(68,745)	(6,060)	(111,846)	(9,492)
Admiral Shares
Issued	190,834	16,678	367,783	31,315
Issued in Lieu of Cash Distributions	49,101	4,287	50,014	4,259
Redeemed	(325,716)	(28,713)	(249,304)	(21,301)
Net Increase (Decrease)—Admiral Shares	(85,781)	(7,748)	168,493	14,273

G. In preparing the financial statements as of November 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard New Jersey Tax-Free Funds and the Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets, statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting two separate portfolios of Vanguard New Jersey Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 13, 2012

Special 2011 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2011, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2011	11/30/2011	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.13	$0.85
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,046.04	$1.03
Admiral Shares	1,000.00	1,046.46	0.62
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.22	$0.86
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for
Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
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Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2011: $52,000
Fiscal Year Ended November 30, 2010: $48,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2011: $3,978,540
Fiscal Year Ended November 30, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2011: $1,341,750
Fiscal Year Ended November 30, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2011: $373,830
Fiscal Year Ended November 30, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2011: $16,000
Fiscal Year Ended November 30, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2011: $389,830
Fiscal Year Ended November 30, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number
33-23444, Incorporated by Reference.